Segmented Information - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented Information
Total Gross Revenue from Contracts with Customers	$ 54,881	$ 52,206
North America
Segmented Information
Total Gross Revenue from Contracts with Customers	54,210	51,206
International
Segmented Information
Total Gross Revenue from Contracts with Customers	671	1,000
Operating segments | Oil Sands
Segmented Information
Total Gross Revenue from Contracts with Customers	29,260	26,035
Operating segments | Oil Sands | Synthetic crude oil and diesel
Segmented Information
Total Gross Revenue from Contracts with Customers	19,336	18,817
Operating segments | Oil Sands | Bitumen
Segmented Information
Total Gross Revenue from Contracts with Customers	9,924	7,218
Operating segments | Oil Sands | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	29,260	26,035
Operating segments | Oil Sands | North America | Synthetic crude oil and diesel
Segmented Information
Total Gross Revenue from Contracts with Customers	19,336	18,817
Operating segments | Oil Sands | North America | Bitumen
Segmented Information
Total Gross Revenue from Contracts with Customers	9,924	7,218
Operating segments | Exploration and Production
Segmented Information
Total Gross Revenue from Contracts with Customers	2,798	2,689
Operating segments | Exploration and Production | Crude oil and natural gas liquids
Segmented Information
Total Gross Revenue from Contracts with Customers	2,798	2,683
Operating segments | Exploration and Production | Natural gas
Segmented Information
Total Gross Revenue from Contracts with Customers		6
Operating segments | Exploration and Production | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	2,127	1,689
Operating segments | Exploration and Production | North America | Crude oil and natural gas liquids
Segmented Information
Total Gross Revenue from Contracts with Customers	2,127	1,689
Operating segments | Exploration and Production | International
Segmented Information
Total Gross Revenue from Contracts with Customers	671	1,000
Operating segments | Exploration and Production | International | Crude oil and natural gas liquids
Segmented Information
Total Gross Revenue from Contracts with Customers	671	994
Operating segments | Exploration and Production | International | Natural gas
Segmented Information
Total Gross Revenue from Contracts with Customers		6
Operating segments | Refining and Marketing
Segmented Information
Total Gross Revenue from Contracts with Customers	31,341	31,068
Operating segments | Refining and Marketing | Gasoline
Segmented Information
Total Gross Revenue from Contracts with Customers	13,357	13,106
Operating segments | Refining and Marketing | Distillate
Segmented Information
Total Gross Revenue from Contracts with Customers	15,181	15,283
Operating segments | Refining and Marketing | Other
Segmented Information
Total Gross Revenue from Contracts with Customers	2,803	2,679
Operating segments | Refining and Marketing | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	31,341	31,068
Operating segments | Refining and Marketing | North America | Gasoline
Segmented Information
Total Gross Revenue from Contracts with Customers	13,357	13,106
Operating segments | Refining and Marketing | North America | Distillate
Segmented Information
Total Gross Revenue from Contracts with Customers	15,181	15,283
Operating segments | Refining and Marketing | North America | Other
Segmented Information
Total Gross Revenue from Contracts with Customers	2,803	2,679
Corporate and eliminations
Segmented Information
Total Gross Revenue from Contracts with Customers	(8,518)	(7,586)
Corporate and eliminations | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	$ (8,518)	$ (7,586)